Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2016 and 2015:

	December 31,
	2016	2015
Changes in benefit obligation:
Benefit obligation at beginning of year	$219,360	$225,668
Service cost	7,768	8,921
Interest cost	8,929	8,372
Exchange rate differences	(669)	(2,847)
Actuarial losses (gain)	6,861	(15,612)
Benefits paid	(7,003)	(5,142)
Benefit obligation at end of year	$235,246	$219,360
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	127,455	126,489
Actual return on Plans’ assets (net of expenses)	10,035	(2,225)
Employer contribution	9,753	8,333
Benefits paid	(7,003)	(5,142)
Fair value of Plans’ assets at end of year	$140,240	$127,455
Accrued benefit cost, end of year:
Funded status	(95,003)	(91,905)
Unrecognized net actuarial loss	71,839	72,411
Unrecognized prior service cost	206	(271)
	$(22,958)	$(19,765)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(1,254)	(725)
Accrued benefit liability, non-current	(93,749)	(91,179)
Accumulated other comprehensive income, pre-tax	72,045	72,139
Net amount recognized	$(22,958)	$(19,765)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2016	2015	2014
Components of the Plans’ net periodic pension cost:
Service cost	$7,768	$8,921	$7,762
Interest cost	8,929	8,372	7,833
Expected return on Plans’ assets	(9,057)	(8,970)	(8,221)
Amortization of prior service cost	65	(62)	(125)
Amortization of transition amount	—	46	121
Amortization of net actuarial loss	5,765	6,295	2,108
Total net periodic benefit cost	$13,470	$14,602	$9,478
Additional information
Accumulated benefit obligation	$227,799	$213,675	$215,276

Weighted Average Assumptions

	December 31,
	2016	2015
Weighted average assumptions:
Discount rate as of December 31	4.3%	4.3%
Expected long-term rate of return on Plans’ assets	7.3%	7.3%
Rate of compensation increase	2.4%	2.4%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2016	2015
Asset Category:
Equity Securities	66.3%	66.0%
Debt Securities	33.1%	34.0%
Other	0.6%	—%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the retirement plan’s obligations and the expected timing of benefit payments. The target asset allocation for the Plan years presented is as follows:

	2016	2015
Asset Category:
Equity Securities	65.0%	50.0%
Debt Securities	35.0%	40.0%
Other	—%	10.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2016 was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset Category	Total	(Level 1)	(Level 2)	(Level 3)
Cash	$553	$553	$—	$—
Cash Equivalents:
Money Market Funds (a)	335	335	—	—
Fixed Income Securities:
Mutual Funds (b)	45,409	45,409	—	—
Equity Securities:
International Companies (c)	3,953	3,953	—	—
Mutual Funds (d)	89,990	89,990	—	—
Total	$140,240	$140,240	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

(a)	This category includes highly liquid daily traded cash-like vehicles.

(b)	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.

(c)	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d)	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2016 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$13	$(11)
Benefit obligation	$141	$(127)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2016 and 2015:

	December 31,
	2016	2015
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,791	$1,953
Service cost	71	102
Interest cost	60	63
Actuarial (gain) loss	233	(237)
Employee contribution	33	27
Benefits paid	(135)	(117)
Benefit obligation at end of period	$2,053	$1,791
Change in Plan Assets:
Employer contribution	$102	$90
Employee contribution	33	27
Benefits paid	(135)	(117)
Fair value of Plan assets at end of period	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	Year ended December 31,
	2016	2015
Accrued benefit cost, end of period:
Funded status	$(2,053)	$(1,791)
Unrecognized net actuarial (gain) loss	(1,110)	(1,522)
Accrued benefit cost, end of period	$(3,163)	$(3,313)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(180)	$(153)
Accrued benefit liability, non-current	(1,873)	(1,638)
Accumulated other comprehensive gain, pretax	(1,110)	(1,522)
Net amount recognized	$(3,163)	$(3,313)

Components of net periodic pension cost (for period):
Service cost	$71	$102
Interest cost	60	63
Amortization of net actuarial gain	(179)	(143)
Total net periodic benefit cost	$(48)	$22

Assumptions as of end of period:
Discount rate	3.50%	3.50%
Health care cost trend rate assumed for next year	6.50%	6.50%
Ultimate health care cost trend rate	3.80%	3.84%